OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

19.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2018	2017
Oil derivative instrument (see note 27)	84,730	94,700
Other non-current assets (1)	40,729	37,891
Mark-to-market interest rate swaps valuation (see note 27)	6,298	10,166
OLT Offshore LNG Toscana S.p.A ("OLT–O") (2)	7,347	7,347
Derivatives - other (see note 16)	—	7,400
	139,104	157,504

(1) "Other non-current assets" is mainly comprised of payments made relating to long lead items ordered in preparation for the conversion of the Gimi into a FLNG vessel. As of December 31, 2018 and 2017, the aggregate carrying value was $31.0 million. The Gimi conversion contract was executed on December 13, 2018 subsequent to the receipt of a limited Notice to Proceed from BP in relation to the Greater Tortue Ahmeyim project.

(2) "Investment in OLT Offshore LNG Toscana S.p.A ("OLT-O")" refers to our investment in an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy. In prior years, this investment was classified as a cost method investment. Following the adoption of ASU 2016-01, we have applied the measurement alternative for measuring equity investments without readily determinable fair values. As of December 31, 2018 and 2017, our investment in OLT-O was $7.3 million, representing a 2.7% interest in OLT-O’s issued share capital.